MINNESOTA LIFE INSURANCE COMPANY
Minnesota Life Individual Variable Universal Life Account
Supplement Dated May 11, 2015
to the
Prospectus for Variable Universal Life Defender Insurance Policy
(dated May 1, 2015)



The Waiver of Charges Agreement is not available for issue with the Policy until August 24, 2015.

















Investors should retain this supplement for future reference.
F83342 5-2015